Earnings Per Share	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share

NOTE 19—EARNINGS PER SHARE

The factors used in the earnings per share computation follow.

	2013	2012
Basic
Net income available to common shareholders	$5,020	$4,386

Weighted average common shares outstanding	7,707,917	7,707,917

Basic earnings per share	$0.65	$0.57

Diluted
Net income available to common shareholders	$5,020	$4,386

Weighted average common shares outstanding for basic earnings per common share	7,707,917	7,707,917
Add: dilutive effects of convertible preferred shares	113,863	—

Average shares and dilutive potential common shares outstanding	7,821,780	7,707,917

Diluted earnings per share	$0.64	$0.57

Basic earnings per common share are calculated by dividing net income by the weighted-average number of common shares outstanding for the period. Diluted earnings per common share takes into consideration the pro forma dilution of unexercised stock option awards, computed using the treasury stock method.

Stock options for 10,000 shares in 2012 were not considered in computing diluted earnings per common share because they were anti-dilutive. There were no stock options outstanding as of December 31, 2013.